Minimum cash and minimum capital - Minimum cash (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 141,859,808,000	$ 129,727,266,000
BCRA – special guarantee accounts – restricted	7,297,680,000	6,873,561,000
SUBTOTAL BALANCES AT THE BCRA	149,157,488,000	136,600,827,000
Liquidity Bills – BCRA	107,693,328,000	135,674,610,000
TOTAL	279,416,301,000	294,130,473,000
Bonds Due May 2022
Minimum Cash [Line Items]
Argentine Treasury Bonds in pesos at fixed rate	$ 22,565,485,000	$ 21,855,036,000